Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other financial assets

	JPY (millions) As of March 31
	2019	2020
Derivative assets	¥8,315	¥25,629
Investment in convertible notes at FVTPL	9,865	9,418
Investment in debt securities at FVTPL	1,608	1,029
Investment in equity instruments at FVTOCI	168,732	127,455
Financial assets associated with contingent consideration arrangements	—	92,516
Restricted deposits	15,577	8,490
Other	10,916	13,406
Total	¥215,013	¥277,943
Non-current	¥191,737	¥262,121
Current	¥23,276	¥15,822